Segmental analysis - Narrative (Details)	12 Months Ended
	Mar. 31, 2019 GBP (£) segment	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)
Disclosure of operating segments [line items]
Number of operating segments | segment	3
UK
Disclosure of operating segments [line items]
Total non-current assets other than financial instruments and pension assets	£ 30,072,000,000	£ 20,816,000,000	£ 20,045,000,000
US
Disclosure of operating segments [line items]
Total non-current assets other than financial instruments and pension assets	21,787,000,000	27,663,000,000	28,951,000,000
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating exceptional items and remeasurements credit (debit)	237,000,000	0	11,000,000
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Operating exceptional items and remeasurements credit (debit)	36,000,000	0	4,000,000
Operating segments | US Regulated
Disclosure of operating segments [line items]
Operating exceptional items and remeasurements credit (debit)	299,000,000	36,000,000	435,000,000
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Operating exceptional items and remeasurements credit (debit)	£ 0	£ 0	£ 115,000,000